Quarterly Financial Information (Unaudited) (Quarterly Financial Results) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information (Unaudited)
Total operating revenues	$ 41,676	[1],[2]	$ 39,668		$ 39,837	[1]	$ 39,365		$ 41,841	[3]	$ 40,890		$ 40,520		$ 40,535		$ 160,546	$ 163,786	$ 146,801
Operating Income	359	[1],[2]	6,403		7,323	[1]	6,864		4,248	[3]	6,408		6,560		7,131		20,949	24,347	24,785
Net Income	19,136	[1],[2]	3,123		4,014	[1]	3,574		2,515	[3]	3,418		3,515		3,885		29,847	13,333	13,687
Net Income attributable to AT&T	$ 19,037	[1],[2]	$ 3,029		$ 3,915	[1]	$ 3,469		$ 2,437	[3]	$ 3,328		$ 3,408		$ 3,803		$ 29,450	$ 12,976	$ 13,345
Basic Earnings Per Share Attributable to AT&T	$ 3.08	[4]	$ 0.49	[4]	$ 0.63	[4]	$ 0.56	[4]	$ 0.39	[4]	$ 0.54	[4]	$ 0.55	[4]	$ 0.62	[4]	$ 4.77	$ 2.1	$ 2.37
Diluted Earnings Per Share Attributable to AT&T	3.08	[4]	0.49	[4]	0.63	[4]	0.56	[4]	0.39	[4]	0.54	[4]	0.55	[4]	0.61	[4]	4.76	2.1	$ 2.37
Close	38.88		39.17		37.73		41.55		42.53		40.61		43.21		39.17		38.88	42.53
High
Sale of Stock Price Per Share [Line Items]
Stock Price Per Share	39.51		39.41		41.69		43.02		42.73		43.47		43.21		39.45		39.51	42.73
Low
Sale of Stock Price Per Share [Line Items]
Stock Price Per Share	$ 32.86		$ 35.59		$ 37.46		$ 40.61		$ 36.13		$ 39.71		$ 37.86		$ 33.51		$ 32.86	$ 36.13

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 12).
[2]	Includes an asset abandonment charge (Note 6) and the impact of federal corporate income tax reform (Note 11).
[3]
Includes an actuarial loss on pension and postretirement benefit plans (Note 12) and asset impairment charges (Note 6) and changes in accounting estimates for network asset lives and salvage values, and customer fulfillment costs.

[4]
Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.